Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Sep. 30, 2011
CURRENT ASSETS:
Cash	$ 145,259	$ 375,429
Accounts receivable	159,285	113,774
Inventories	516,101	472,498
Prepaid expenses	32,466	12,793
Other receivables	11,756	15,950
TOTAL CURRENT ASSETS	864,866	990,443
FIXED ASSETS
Property, plant, and equipment	502,164	322,878
Accumulated depreciation	(212,657)	(147,554)
NET FIXED ASSETS	289,507	175,324
OTHER ASSETS
Investment in partnership	19,798	21,236
TOTAL OTHER ASSETS	19,798	21,236
TOTAL ASSETS	1,174,170	1,187,003
CURRENT LIABILITIES:
Short-term borrowings	91,000	182,000
Accounts payable	40,019	68,843
Other payables and accrued liabilities	32,624	11,983
Notes payable-related party	1,160,000	290,000
Customer deposits	30,434	24,727
TOTAL CURRENT LIABILITIES	1,354,078	577,553
TOTAL LIABILITIES	1,354,078	577,553
MEMBER'S EQUITY (DEFICIT)
Member's contributions	2,754,887	2,451,549
Retained (deficit)	(2,934,795)	(1,842,099)
TOTAL MEMBER'S EQUITY (DEFICIT)	(179,908)	609,450
TOTAL LIABILITIES AND MEMBER'S EQUITY (DEFICIT)	$ 1,174,170	$ 1,187,003